Share Capital (Details)	12 Months Ended
Dec. 31, 2018 Vote shares
Class A ordinary shares
Share Capital
Number of votes entitled for each share | Vote	1
Number of ordinary shares reissued | shares	42,486,360
Class B ordinary shares
Share Capital
Number of votes entitled for each share | Vote	10
Number of ordinary shares reissued | shares	1,716,283,460